Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Contract liabilities [abstract]
Summary of contract liabilities

	As at 31 March 2021	As at 31 March 2020
Non-current
Deferred revenue	1,364	—

Total	1,364	—

Current
Deferred revenue	61	1

Total	61	1